Employee Benefit Plans - Change in Other Post Retirement Benefit Obligation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Change in benefit obligation:
Benefit obligation — Beginning of year			$ 587	$ 595	$ 595	$ 549
Service cost	7	7	14	14	30	28
Interest cost	6	5	12	10	18	20
Participant contributions					0	0
Benefits paid					(9)	0
Actuarial (gain) loss					(47)	(2)
Exchange rate changes					0	0
Benefit obligation at end of year					587	595
Funded status					(587)	(595)
Non-U.S. Plans
Change in benefit obligation:
Benefit obligation — Beginning of year			304	326	326	193
Service cost	0	0	0	0	0	0
Interest cost	0	4	0	7	0	14
Participant contributions					0	0
Benefits paid					0	(31)
Actuarial (gain) loss					0	142
Exchange rate changes					(22)	8
Benefit obligation at end of year					304	326
Funded status					$ (304)	$ (326)